EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
INVESTMENTS
12 ■ Equity Accounting Method Investment Continuity

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2020	$3,218	$296	$955	$58	$4,527
Equity pick-up from equity investees	201	74	12	1	288
Dividends received	(140)	—	—	(1)	(141)
Shareholder loan repayment	—	(1)	—	(3)	(4)
At December 31, 2020	$3,279	$369	$967	$55	$4,670
Equity pick-up from equity investees	108	75	24	—	207
Dividends received	(71)	(25)	(65)	—	(161)
Shareholder loan repayment	—	—	—	(1)	(1)
At June 30, 2021	$3,316	$419	$926	$54	$4,715